Debt - Schedule of Contractual Future Minimum Payments for the PPP Loan (Details)	Dec. 31, 2024 USD ($)
Schedule Of Contractual Future Minimum Payments For The Ppp Loan Abstract
2025	$ 1,231
2026	145
Total	$ 1,376